Notes to the Profit or Loss Statement - Summary of Cost of Sales (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of sales [line items]
Cost of sales	€ 32,194,705	€ 9,174,146	€ 12,085,198
Expensed Acquisition or Production Cost of Inventories [member]
Cost of sales [line items]
Cost of sales	12,618,000	5,564,000	0
Personnel expenses [member]
Cost of sales [line items]
Cost of sales	11,630,000	11,054,000	3,233,000
Impairment And Reversals Of Impairment On Inventories [Member]
Cost of sales [line items]
Cost of sales	0	9,933,000	8,685,000
Other Operating expenses [member]
Cost of sales [line items]
Cost of sales	28,000	12,000	18,000
Impairment, Amortization and Other Costs of Intangible Assets [member]
Cost of sales [line items]
Cost of sales	7,409,000	2,251,000	0
External services [member]
Cost of sales [line items]
Cost of sales	289,000	128,000	49,000
Depreciation and other costs for infrastructure [member]
Cost of sales [line items]
Cost of sales	€ 221,000	€ 98,000	€ 100,000